Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (+by instrument type) (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 GBP (£) category	Dec. 31, 2021 GBP (£)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 474	£ 354
Unfavourable changes reflected in profit or loss	(442)	(332)
Favourable changes recognized in OCI	79	51
Unfavourable changes recognized in OCI	£ (79)	(50)
Number of financial instrument categories | category	1
Confidence level	95.00%
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 316	232
Unfavourable changes reflected in profit or loss	(317)	(234)
Favourable changes recognized in OCI	7	7
Unfavourable changes recognized in OCI	(7)	(7)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	32	39
Unfavourable changes reflected in profit or loss	(9)	(20)
Favourable changes recognized in OCI	5	1
Unfavourable changes recognized in OCI	(5)	0
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	9	6
Unfavourable changes reflected in profit or loss	(9)	(6)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	51	29
Unfavourable changes reflected in profit or loss	(54)	(34)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	66	48
Unfavourable changes reflected in profit or loss	(53)	(38)
Favourable changes recognized in OCI	67	43
Unfavourable changes recognized in OCI	(67)	(43)
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	126	92
Unfavourable changes reflected in profit or loss	(99)	(70)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	338	247
Unfavourable changes reflected in profit or loss	(338)	(247)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	10	15
Unfavourable changes reflected in profit or loss	(5)	(15)
Favourable changes recognized in OCI	79	51
Unfavourable changes recognized in OCI	£ (79)	£ (50)